Schedule of disaggregation of revenue (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 478,608	$ 619,397	$ 63,337
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	478,608	619,397	38,535
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 24,802